Loans and Financing (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Loans received	R$ 3,368,419	R$ 4,618,794	R$ 5,343,217
Effect of acquisition of control of Costa Oeste and Marumbi	74,137
Funding		5,051
(-) Transaction costs (a)		(1,693)
Charges	403,143	512,924
Amortization - principal	(1,192,032)	(261,753)
Payment - charges	(401,533)	(471,276)
BusinessCombinationEffects	R$ (134,090)	R$ (507,676)